Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accrued expenses
Accrued expenses to related parties	$ 517	$ 66
Accrued interest	12,132	13,078
Suppliers	9,678	16,533
Accrued short-term employee benefits	2,460	2,325
Accrued transaction costs relating to the Merger		34
Other accrued expenses	405	802
Total accrued expenses	25,192	32,838
Insurance broker
Accrued expenses
Accrued expenses to related parties		26
SSM
Accrued expenses
Accrued expenses to related parties	145
Scorpio Commercial Management SAM (SCM)
Accrued expenses
Accrued expenses to related parties		5
Port Agent
Accrued expenses
Accrued expenses to related parties	$ 372	$ 35